Provisions (Details) - Schedule of Amounts not Expected to be Settled within the Next 12 Months - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Amounts not Expected to be Settled within the Next 12 Months [Abstract]
Long service leave obligation expected to be settled after 12 months	$ 19,503	$ 13,753